UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Large Cap Value Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2023

Date of reporting period:	November 1, 2022 – April 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Large Cap Value Fund

Semiannual report
4 | 30 | 23

Value funds look for stocks that have been overlooked by other investors and that may be selling for less than their true worth.

FUND SYMBOL
CLASS A
PEYAX

Putnam
Large Cap Value
Fund

Semiannual report
4 | 30 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

June 8, 2023

Dear Fellow Shareholder:

Stocks and bonds have generally advanced since the start of the year despite market ups and downs. Inflation has fallen but remains a concern for the Federal Reserve. U.S. interest rates have risen to their highest level since 2007, which is putting pressure on corporate earnings and causing stress in the banking system.

Fortunately, a strong pulse of innovation in the broader economy is gaining investor attention. International markets are becoming increasingly dynamic, in part because China’s economy is reopening after years of pandemic-related restrictions.

While remaining alert to market risks, your investment team is finding new and attractive opportunities across sectors, industries, and global markets. This report offers an update about their efforts in managing your fund.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 4/30/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Large Cap Value Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/22	0.89%	1.64%	1.64%	1.14%	0.65%	0.55%	0.64%
Annualized expense ratio for the
six-month period ended 4/30/23	0.91%	1.66%	1.66%	1.16%	0.66%	0.56%	0.66%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/22 to 4/30/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.62	$8.40	$8.40	$5.88	$3.35	$2.84	$3.35
Ending value (after expenses)	$1,045.60	$1,041.40	$1,041.70	$1,044.10	$1,046.80	$1,047.40	$1,046.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

Large Cap Value Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/23, use the following calculation method. To find the value of your investment on 11/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.56	$8.30	$8.30	$5.81	$3.31	$2.81	$3.31
Ending value (after expenses)	$1,020.28	$1,016.56	$1,016.56	$1,019.04	$1,021.52	$1,022.02	$1,021.52

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

4 Large Cap Value Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of April 30, 2023, Putnam employees had approximately $467,000,000 and the Trustees had approximately $66,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Large Cap Value Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Large Cap Value Fund

The fund’s portfolio 4/30/23 (Unaudited)

COMMON STOCKS (95.5%)*	Shares	Value
Aerospace and defense (3.1%)
Northrop Grumman Corp.	637,714	$294,158,337
Raytheon Technologies Corp.	2,954,370	295,141,563
		589,299,900
Air freight and logistics (1.4%)
FedEx Corp.	1,214,464	276,630,610
		276,630,610
Automobiles (1.2%)
General Motors Co.	7,359,570	243,160,193
		243,160,193
Banks (6.7%)
Bank of America Corp.	14,530,615	425,456,407
Citigroup, Inc.	7,753,895	364,975,838
JPMorgan Chase & Co.	1,419,944	196,293,059
KeyCorp	2,083,804	23,463,633
PNC Financial Services Group, Inc. (The)	2,049,886	266,997,652
		1,277,186,589
Beverages (2.0%)
Coca-Cola Co. (The)	3,061,945	196,423,772
Keurig Dr Pepper, Inc.	5,611,080	183,482,316
		379,906,088
Biotechnology (3.4%)
AbbVie, Inc.	1,330,293	201,033,878
Regeneron Pharmaceuticals, Inc. †	572,039	458,655,150
		659,689,028
Building products (1.1%)
Johnson Controls International PLC	3,591,539	214,917,694
		214,917,694
Capital markets (3.8%)
Charles Schwab Corp. (The)	4,088,148	213,564,852
Goldman Sachs Group, Inc. (The)	1,200,273	412,221,759
State Street Corp.	1,422,950	102,822,367
		728,608,978
Chemicals (4.5%)
Corteva, Inc.	4,604,852	281,448,554
DuPont de Nemours, Inc.	3,112,217	216,983,769
Eastman Chemical Co.	1,682,832	141,812,253
PPG Industries, Inc.	1,616,733	226,762,971
		867,007,547
Construction materials (1.1%)
CRH PLC (Ireland)	4,149,955	200,691,905
		200,691,905
Consumer finance (0.8%)
Capital One Financial Corp.	1,593,791	155,075,864
		155,075,864
Consumer staples distribution and retail (4.2%)
BJ’s Wholesale Club Holdings, Inc. †	1,262,595	96,424,380
Target Corp.	1,131,485	178,491,759
Walmart, Inc.	3,436,680	518,835,580
		793,751,719

Large Cap Value Fund 7

COMMON STOCKS (95.5%)* cont.	Shares	Value
Containers and packaging (0.7%)
Ball Corp.	2,378,450	$126,485,971
		126,485,971
Electric utilities (3.3%)
Constellation Energy Corp.	2,371,400	183,546,360
Exelon Corp.	5,277,669	223,984,272
NRG Energy, Inc.	6,569,052	224,464,507
		631,995,139
Electronic equipment, instruments, and components (0.6%)
Vontier Corp.	3,945,641	107,045,240
		107,045,240
Financial services (0.9%)
Apollo Global Management, Inc.	2,702,022	171,281,175
		171,281,175
Health care equipment and supplies (1.4%)
Abbott Laboratories	2,388,814	263,892,283
		263,892,283
Health care providers and services (4.6%)
Cigna Corp.	986,141	249,779,654
Elevance Health, Inc.	538,377	252,310,381
McKesson Corp.	1,011,199	368,319,124
		870,409,159
Hotels, restaurants, and leisure (1.1%)
Hilton Worldwide Holdings, Inc.	1,394,589	200,848,708
		200,848,708
Household durables (2.2%)
PulteGroup, Inc.	6,135,410	411,992,782
		411,992,782
Household products (1.4%)
Procter & Gamble Co. (The)	1,673,770	261,744,153
		261,744,153
Industrial conglomerates (1.3%)
Honeywell International, Inc.	1,190,091	237,827,785
		237,827,785
Insurance (3.2%)
American International Group, Inc.	3,516,134	186,495,747
Assured Guaranty, Ltd.	2,939,709	158,362,124
AXA SA (France)	8,137,653	265,667,255
		610,525,126
Interactive media and services (4.4%)
Meta Platforms, Inc. Class A †	3,499,550	841,011,856
		841,011,856
Life sciences tools and services (2.7%)
Danaher Corp.	938,209	222,271,094
Thermo Fisher Scientific, Inc.	518,002	287,439,310
		509,710,404
Machinery (1.2%)
Ingersoll Rand, Inc.	3,942,624	224,808,420
		224,808,420

8 Large Cap Value Fund

COMMON STOCKS (95.5%)* cont.	Shares	Value
Media (2.0%)
Charter Communications, Inc. Class A †	529,843	$195,353,114
Comcast Corp. Class A	4,232,333	175,091,616
		370,444,730
Metals and mining (1.8%)
Freeport-McMoRan, Inc. (Indonesia)	9,163,687	347,395,374
		347,395,374
Multi-utilities (1.5%)
Ameren Corp.	3,145,025	279,812,874
		279,812,874
Office REITs (0.5%)
Vornado Realty Trust S	5,858,296	87,933,023
		87,933,023
Oil, gas, and consumable fuels (8.3%)
ConocoPhillips	3,142,421	323,323,697
Exxon Mobil Corp.	5,945,993	703,648,812
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	10,168,338	314,358,186
Valero Energy Corp.	1,966,226	225,467,135
		1,566,797,830
Passenger airlines (0.9%)
Southwest Airlines Co.	5,443,691	164,889,400
		164,889,400
Pharmaceuticals (4.9%)
AstraZeneca PLC ADR (United Kingdom)	4,607,933	337,392,854
Merck & Co., Inc.	3,538,827	408,628,354
Sanofi (France)	1,581,715	174,336,828
		920,358,036
Semiconductors and semiconductor equipment (2.4%)
NXP Semiconductors NV	594,208	97,295,618
Qualcomm, Inc.	3,090,863	361,012,798
		458,308,416
Software (5.5%)
Microsoft Corp.	1,982,957	609,283,368
Oracle Corp.	4,508,231	427,019,640
		1,036,303,008
Specialized REITs (1.9%)
American Tower Corp. R	592,356	121,071,643
Gaming and Leisure Properties, Inc. R	4,568,973	237,586,596
		358,658,239
Specialty retail (1.6%)
O’Reilly Automotive, Inc. †	327,246	300,186,028
		300,186,028
Trading companies and distributors (1.1%)
United Rentals, Inc.	593,785	214,421,701
		214,421,701
Wireless telecommunication services (0.8%)
T-Mobile US, Inc. †	1,041,164	149,823,495
		149,823,495
Total common stocks (cost $12,598,568,054)		$18,110,836,470

Large Cap Value Fund 9

CONVERTIBLE PREFERRED STOCKS (0.7%)*	Shares	Value
T-Mobile US, Inc. 144A 5.25% cv. pfd. †	117,845	$137,237,573
Total convertible preferred stocks (cost $122,380,921)		$137,237,573

SHORT-TERM INVESTMENTS (4.1%)*		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 5.122%, 6/22/23		$12,500,000	$12,401,802
Atlantic Asset Securitization, LLC asset-backed commercial paper 5.009%, 5/24/23		25,000,000	24,910,264
Banco Santander SA commercial paper 5.125%, 5/16/23 (Spain)		25,000,000	24,938,213
Barclays Bank PLC commercial paper 5.023%, 5/30/23 (United Kingdom)		50,000,000	49,775,000
Bedford Row Funding Corp. asset-backed commercial paper 5.078%, 6/5/23		42,500,000	42,274,349
Chariot Funding, LLC asset-backed commercial paper 5.076%, 6/1/23		42,500,000	42,298,703
Chariot Funding, LLC asset-backed commercial paper 4.971%, 5/22/23		47,180,000	47,024,149
CRC Funding, LLC asset-backed commercial paper 4.867%, 5/8/23		26,000,000	25,964,958
Interest in $100,000,000 joint tri-party repurchase agreement dated 4/28/2023 with BNP Paribas Securities Corp. due 5/1/2023 — maturity value of $53,767,498 for an effective yield of 4.800% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 6.500% and due dates ranging from 4/30/2023 to 4/15/2058, valued at $102,040,800)		53,746,000	53,746,000
Interest in $50,000,000 repurchase agreement dated 4/28/2023 with Barclays Capital, Inc. due 5/1/2023 — maturity value of $50,019,917 for an effective yield of 4.780% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 4.500% and a due date of 8/15/2039, valued at $51,095,062)		50,000,000	50,000,000
Matchpoint Finance PLC asset-backed commercial paper 5.034%, 5/30/23 (Ireland)		15,750,000	15,679,902
National Bank of Canada commercial paper 5.117%, 6/1/23 (Canada)		10,000,000	9,953,080
Nationwide Building Society commercial paper 4.864%, 5/4/23 (United Kingdom)		26,000,000	25,979,131
Putnam Cash Collateral Pool, LLC 5.06% [d]	Shares	30,490,697	30,490,697
Putnam Short Term Investment Fund Class P 4.98% L	Shares	160,040,793	160,040,793
Sheffield Receivables Co., LLC asset-backed commercial paper 4.972%, 5/2/23 (United Kingdom)		$20,000,000	19,989,276
TotalEnergies Capital Canada, Ltd. commercial paper 4.889%, 5/9/23 (Canada)		25,000,000	24,962,402
TotalEnergies Capital Canada, Ltd. commercial paper 4.849%, 5/2/23 (Canada)		42,500,000	42,476,970
U.S. Treasury Bills 4.507%, 5/11/23 ∆		2,100,000	2,097,565
U.S. Treasury Bills 4.494%, 5/23/23 ∆		42,700,000	42,591,388
U.S. Treasury Bills 4.451%, 5/30/23 ∆		3,000,000	2,990,061
Victory Receivables Corp. asset-backed commercial paper 5.040%, 6/8/23 (Japan)		32,500,000	32,311,896
Total short-term investments (cost $783,074,465)			$782,896,599

TOTAL INVESTMENTS
Total investments (cost $13,504,023,440)	$19,030,970,642

10 Large Cap Value Fund

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $18,972,549,085.
†	This security is non-income-producing.
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $41,005,155 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/23 (aggregate face value $1,214,721,356) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
	British Pound	Sell	6/21/23	$181,102,869	$172,428,506	$(8,674,363)
Goldman Sachs International
	British Pound	Sell	6/21/23	197,935,247	188,400,847	(9,534,400)
	Euro	Sell	6/21/23	47,217,357	45,586,050	(1,631,307)
HSBC Bank USA, National Association
	British Pound	Sell	6/21/23	6,583,596	6,267,123	(316,473)
	Euro	Sell	6/21/23	60,572,954	58,480,391	(2,092,563)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/21/23	28,035,890	27,584,232	(451,658)
	Euro	Sell	6/21/23	26,777,051	26,048,512	(728,539)
Morgan Stanley & Co. International PLC
	British Pound	Sell	6/21/23	23,763,698	22,615,674	(1,148,024)
	Euro	Sell	6/21/23	258,771,751	251,476,650	(7,295,101)
NatWest Markets PLC
	British Pound	Sell	6/21/23	30,600,664	29,132,612	(1,468,052)
State Street Bank and Trust Co.
	British Pound	Sell	6/21/23	89,707,601	86,282,194	(3,425,407)
	Euro	Sell	6/21/23	109,069,439	105,291,242	(3,778,197)

Large Cap Value Fund 11

FORWARD CURRENCY CONTRACTS at 4/30/23 (aggregate face value $1,214,721,356) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
UBS AG
	Euro	Sell	6/21/23	$132,092,200	$127,540,875	$(4,551,325)
WestPac Banking Corp.
	British Pound	Sell	6/21/23	71,004,007	67,586,448	(3,417,559)
Unrealized appreciation						—
Unrealized (depreciation)						(48,512,968)
Total						$(48,512,968)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	49	$10,215,226	$10,261,825	Jun-23	$78,937
Unrealized appreciation					78,937
Unrealized (depreciation)					—
Total					$78,937

12 Large Cap Value Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,361,280,081	$—	$—
Consumer discretionary	1,156,187,711	—	—
Consumer staples	1,435,401,960	—	—
Energy	1,252,439,644	314,358,186	—
Financials	2,677,010,477	265,667,255	—
Health care	3,049,722,082	174,336,828	—
Industrials	1,922,795,510	—	—
Information technology	1,601,656,664	—	—
Materials	1,340,888,892	200,691,905	—
Real Estate	446,591,262	—	—
Utilities	911,808,013	—	—
Total common stocks	17,155,782,296	955,054,174	—
Convertible preferred stocks	—	137,237,573	—
Short-term investments	—	782,896,599	—
Totals by level	$17,155,782,296	$1,875,188,346	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(48,512,968)	$—
Futures contracts	78,937	—	—
Totals by level	$78,937	$(48,512,968)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund 13

Statement of assets and liabilities 4/30/23 (Unaudited)

ASSETS
Investment in securities, at value, including $30,135,577 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $13,313,491,950)	$18,840,439,152
Affiliated issuers (identified cost $190,531,490) (Note 5)	190,531,490
Cash	14,503
Dividends, interest and other receivables	24,720,800
Receivable for shares of the fund sold	28,522,867
Receivable for variation margin on futures contracts (Note 1)	85,137
Prepaid assets	260,734
Total assets	19,084,574,683

LIABILITIES
Payable for shares of the fund repurchased	15,985,289
Payable for compensation of Manager (Note 2)	7,293,166
Payable for custodian fees (Note 2)	97,017
Payable for investor servicing fees (Note 2)	4,047,358
Payable for Trustee compensation and expenses (Note 2)	2,037,749
Payable for administrative services (Note 2)	102,588
Payable for distribution fees (Note 2)	2,175,053
Unrealized depreciation on forward currency contracts (Note 1)	48,512,968
Collateral on securities loaned, at value (Note 1)	30,490,697
Other accrued expenses	1,283,713
Total liabilities	112,025,598

Net assets	$18,972,549,085

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$13,077,669,847
Total distributable earnings (Note 1)	5,894,879,238
Total — Representing net assets applicable to capital shares outstanding	$18,972,549,085

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($9,211,627,302 divided by 317,355,632 shares)	$29.03
Offering price per class A share (100/94.25 of $29.03)*	$30.80
Net asset value and offering price per class B share ($28,168,915 divided by 984,212 shares)**	$28.62
Net asset value and offering price per class C share ($289,282,006 divided by 10,129,973 shares)**	$28.56
Net asset value, offering price and redemption price per class R share
($72,610,351 divided by 2,527,262 shares)	$28.73
Net asset value, offering price and redemption price per class R5 share
($26,725,897 divided by 919,786 shares)	$29.06
Net asset value, offering price and redemption price per class R6 share
($2,703,754,836 divided by 93,076,965 shares)	$29.05
Net asset value, offering price and redemption price per class Y share
($6,640,379,778 divided by 228,697,264 shares)	$29.04

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

14 Large Cap Value Fund

Statement of operations Six months ended 4/30/23 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax of $257,854) (including dividend income of $1,724,170
from investments in affiliated issuers)	$188,306,005
Interest (including interest income of $3,806,540 from investments in affiliated issuers) (Note 5)	16,617,465
Securities lending (net of expenses) (Notes 1 and 5)	165,971
Total investment income	205,089,441

EXPENSES
Compensation of Manager (Note 2)	43,174,853
Investor servicing fees (Note 2)	12,154,128
Custodian fees (Note 2)	84,537
Trustee compensation and expenses (Note 2)	373,019
Distribution fees (Note 2)	13,271,898
Administrative services (Note 2)	403,264
Other	2,342,424
Total expenses	71,804,123
Expense reduction (Note 2)	(67,883)
Net expenses	71,736,240

Net investment income	133,353,201

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	401,460,835
Securities from affiliated issuers (Notes 1, 3 and 5)	19,428,648
Foreign currency transactions (Note 1)	55,803
Forward currency contracts (Note 1)	(34,084,040)
Futures contracts (Note 1)	10,110,643
Total net realized gain	396,971,889
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	394,088,480
Securities from affiliated issuers (Note 5)	(32,976,045)
Assets and liabilities in foreign currencies	268,572
Forward currency contracts	(62,057,516)
Futures contracts	(5,544,383)
Total change in net unrealized appreciation	293,779,108

Net gain on investments	690,750,997

Net increase in net assets resulting from operations	$824,104,198

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund 15

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/23*	Year ended 10/31/22
Operations
Net investment income	$133,353,201	$230,615,028
Net realized gain on investments
and foreign currency transactions	396,971,889	988,806,970
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	293,779,108	(1,746,836,855)
Net increase (decrease) in net assets resulting
from operations	824,104,198	(527,414,857)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(114,002,813)	(104,761,688)
Class B	(294,925)	(141,093)
Class C	(2,540,488)	(1,078,799)
Class R	(780,925)	(603,390)
Class R5	(481,069)	(754,386)
Class R6	(34,413,990)	(33,655,354)
Class Y	(81,639,842)	(72,064,002)
Net realized short-term gain on investments
Class A	(13,650,776)	(14,121,644)
Class B	(54,118)	(90,827)
Class C	(428,965)	(468,931)
Class R	(102,785)	(100,145)
Class R5	(57,402)	(110,061)
Class R6	(3,521,519)	(3,225,294)
Class Y	(8,632,914)	(7,073,604)
From net realized long-term gain on investments
Class A	(438,686,304)	(540,227,998)
Class B	(1,739,158)	(3,474,634)
Class C	(13,785,380)	(17,939,095)
Class R	(3,303,135)	(3,831,069)
Class R5	(1,844,682)	(4,210,403)
Class R6	(113,168,814)	(123,384,669)
Class Y	(277,430,468)	(270,602,970)
Increase from capital share transactions (Note 4)	1,435,489,647	2,111,943,963
Total increase in net assets	1,149,033,373	382,609,050

NET ASSETS
Beginning of period	17,823,515,712	17,440,906,662
End of period	$18,972,549,085	$17,823,515,712

*Unaudited.

The accompanying notes are an integral part of these financial statements.

16 Large Cap Value Fund

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Large Cap Value Fund 17

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
April 30, 2023**	$29.54	.19	1.13	1.32	(.37)	(1.46)	(1.83)	$29.03	4.56*	$9,221,627	.45*	.67*	6*
October 31, 2022	32.65	.36	(1.28)	(.92)	(.34)	(1.85)	(2.19)	29.54	(2.99)	9,228,512.89		1.21	17
October 31, 2021 †	26.76	.31	7.13	7.44	(.37)	(1.18)	(1.55)	32.65	29.16*	9,873,796	.81*	1.04*	15*
November 30, 2020	26.37	.41	1.03	1.44	(.40)	(.65)	(1.05)	26.76	5.75	8,114,686.90		1.71	21
November 30, 2019	24.48	.40	2.85	3.25	(.47)	(.89)	(1.36)	26.37	14.64	8,568,585.91		1.66	12
November 30, 2018	24.51	.37	.28	.65	(.27)	(.41)	(.68)	24.48	2.65	8,050,928.91		1.51	16
Class B
April 30, 2023**	$29.14	.09	1.09	1.18	(.24)	(1.46)	(1.70)	$28.62	4.14*	$28,169	. 82*	. 30 *	6*
October 31, 2022	32.21	.14	(1.27)	(1.13)	(.09)	(1.85)	(1.94)	29.14	(3.71)	38,898	1.64	.45	17
October 31, 2021 †	26.41	.11	7.03	7.14	(.16)	(1.18)	(1.34)	32.21	28.26*	66,647	1.50*	.36*	15*
November 30, 2020	26.02	.23	1.02	1.25	(.21)	(.65)	(.86)	26.41	4.95	77,385	1.65	.87	21
November 30, 2019	24.17	.22	2.80	3.02	(.28)	(.89)	(1.17)	26.02	13.75	106,864	1.66	.92	12
November 30, 2018	24.19	.18	.29	.47	(.08)	(.41)	(.49)	24.17	1.93	124,574	1.66	.75	16
Class C
April 30, 2023**	$29.09	.08	1.11	1.19	(.26)	(1.46)	(1.72)	$28.56	4.17*	$289,282	. 82*	. 29 *	6*
October 31, 2022	32.19	.14	(1.28)	(1.14)	(.11)	(1.85)	(1.96)	29.09	(3.74)	283,213	1.64	.46	17
October 31, 2021 †	26.39	.10	7.04	7.14	(.16)	(1.18)	(1.34)	32.19	28.31*	325,902	1.50*	.36*	15*
November 30, 2020	26.01	.23	1.01	1.24	(.21)	(.65)	(.86)	26.39	4.94	310,953	1.65	.97	21
November 30, 2019	24.17	.22	2.80	3.02	(.29)	(.89)	(1.18)	26.01	13.73	381,827	1.66	.91	12
November 30, 2018	24.20	.18	.28	.46	(.08)	(.41)	(.49)	24.17	1.91	379,587	1.66	.74	16
Class R
April 30, 2023**	$29.26	.16	1.10	1.26	(.33)	(1.46)	(1.79)	$28.73	4.41*	$72,610	.57*	.54*	6*
October 31, 2022	32.36	.29	(1.28)	(.99)	(.26)	(1.85)	(2.11)	29.26	(3.24)	68,257	1.14	.96	17
October 31, 2021 †	26.53	.24	7.07	7.31	(.30)	(1.18)	(1.48)	32.36	28.87*	69,251	1.04*	. 82*	15*
November 30, 2020	26.15	.35	1.01	1.36	(.33)	(.65)	(.98)	26.53	5.47	68,849	1.15	1.47	21
November 30, 2019	24.29	.34	2.82	3.16	(.41)	(.89)	(1.30)	26.15	14.33	81,830	1.16	1.42	12
November 30, 2018	24.31	.31	.28	.59	(.20)	(.41)	(.61)	24.29	2.45	96,822	1.16	1.25	16
Class R5
April 30, 2023**	$29.57	.24	1.11	1.35	(.40)	(1.46)	(1.86)	$29.06	4.68*	$26,726	.33*	.81*	6*
October 31, 2022	32.68	.43	(1.29)	(.86)	(.40)	(1.85)	(2.25)	29.57	(2.77)	38,608.65		1.42	17
October 31, 2021 †	26.78	.38	7.14	7.52	(.44)	(1.18)	(1.62)	32.68	29.48*	76,300	. 58*	1.25*	15*
November 30, 2020	26.39	.47	1.03	1.50	(.46)	(.65)	(1.11)	26.78	6.03	46,663.65		1.95	21
November 30, 2019	24.51	.46	2.85	3.31	(.54)	(.89)	(1.43)	26.39	14.91	67,476.65		1.88	12
November 30, 2018	24.53	.42	.30	.72	(.33)	(.41)	(.74)	24.51	2.95	32,219.65		1.67	16

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

18 Large Cap Value Fund	Large Cap Value Fund 19

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R6
April 30, 2023**	$29.56	.24	1.13	1.37	(.42)	(1.46)	(1.88)	$29.05	4.74*	$2,703,755	.28*	.83*	6*
October 31, 2022	32.68	.47	(1.30)	(.83)	(.44)	(1.85)	(2.29)	29.56	(2.68)	2,461,068.55		1.55	17
October 31, 2021 †	26.78	.40	7.15	7.55	(.47)	(1.18)	(1.65)	32.68	29.59*	2,161,747	.49*	1.35*	15*
November 30, 2020	26.39	.50	1.02	1.52	(.48)	(.65)	(1.13)	26.78	6.14	1,452,740.55		2.07	21
November 30, 2019	24.51	.49	2.84	3.33	(.56)	(.89)	(1.45)	26.39	15.00	1,287,321.55		2.02	12
November 30, 2018	24.53	.47	.27	.74	(.35)	(.41)	(.76)	24.51	3.06	1,117,896.55		1.87	16
Class Y
April 30, 2023**	$29.55	.23	1.12	1.35	(.40)	(1.46)	(1.86)	$29.04	4.69*	$6,640,380	.32*	.79*	6*
October 31, 2022	32.67	.44	(1.30)	(.86)	(.41)	(1.85)	(2.26)	29.55	(2.77)	5,704,960.64		1.46	17
October 31, 2021 †	26.77	.38	7.14	7.52	(.44)	(1.18)	(1.62)	32.67	29.49*	4,867,264	. 58*	1.26*	15*
November 30, 2020	26.39	.47	1.02	1.49	(.46)	(.65)	(1.11)	26.77	5.98	3,226,237.65		1.96	21
November 30, 2019	24.50	.46	2.85	3.31	(.53)	(.89)	(1.42)	26.39	14.93	2,949,801.66		1.91	12
November 30, 2018	24.52	.44	.28	.72	(.33)	(.41)	(.74)	24.50	2.95	2,412,784.66		1.77	16

* Not annualized.

** Unaudited.

† For the eleven months ended October 31, 2021. The fund changed its fiscal year end from November 30 to October 31.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

20 Large Cap Value Fund	Large Cap Value Fund 21

Notes to financial statements 4/30/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “JPMorgan” represent JPMorgan Chase Bank N.A., references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2022 through April 30, 2023.

Putnam Large Cap Value Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in large-cap companies, which for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of January 31, 2023, the index was composed of companies having market capitalizations of between approximately $450.1 million to $1.3 trillion. The fund may also invest in midsize companies. Value stocks are issued by companies that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

22 Large Cap Value Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Large Cap Value Fund 23

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,937,910 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Futures contracts The fund uses futures contracts to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

24 Large Cap Value Fund

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $48,512,968 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $41,005,155 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $30,490,697 and the value of securities loaned amounted to $30,135,577.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million),

Large Cap Value Fund 25

and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $13,522,415,053, resulting in gross unrealized appreciation and depreciation of $5,852,876,437 and $392,754,879, respectively, or net unrealized appreciation of $5,460,121,558.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.630%	of the first $5 billion,	0.430%	of the next $50 billion,
0.580%	of the next $5 billion,	0.410%	of the next $50 billion,
0.530%	of the next $10 billion,	0.400%	of the next $100 billion and
0.480%	of the next $10 billion,	0.395%	of any excess thereafter.

26 Large Cap Value Fund

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.234% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$6,702,187	Class R5	22,814
Class B	24,440	Class R6	635,272
Class C	210,181	Class Y	4,508,310
Class R	50,924	Total	$12,154,128

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $67,883 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $16,446, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Large Cap Value Fund 27

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$11,488,007
Class B	1.00%	1.00%	167,719
Class C	1.00%	1.00%	1,441,556
Class R	1.00%	0.50%	174,616
Total			$13,271,898

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $299,712 from the sale of class A shares and received $58 and $963 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $195 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, (Long-term)	$1,645,176,690	$1,057,066,844
U.S. government securities (Long-term)	—	—
Total	$1,645,176,690	$1,057,066,844

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. In certain circumstances shares may be purchased or redeemed through the delivery to the fund or receipt by the shareholders, respectively, of securities, the fair value of which is used to determine the number of shares issued or redeemed Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	10,211,399	$296,532,185	22,304,436	$676,316,970
Shares issued in connection with
reinvestment of distributions	18,549,968	530,201,811	20,286,499	617,046,406
	28,761,367	826,733,996	42,590,935	1,293,363,376
Shares repurchased	(23,812,755)	(691,581,145)	(32,552,072)	(977,057,603)
Net increase	4,948,612	$135,152,851	10,038,863	$316,305,773

28 Large Cap Value Fund

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	4,634	$130,946	25,235	$746,015
Shares issued in connection with
reinvestment of distributions	70,409	1,985,772	115,407	3,473,081
	75,043	2,116,718	140,642	4,219,096
Shares repurchased	(425,820)	(12,272,222)	(874,649)	(26,173,075)
Net decrease	(350,777)	$(10,155,504)	(734,007)	$(21,953,979)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	1,464,632	$41,996,533	2,093,168	$61,916,631
Shares issued in connection with
reinvestment of distributions	559,326	15,742,361	617,054	18,543,857
	2,023,958	57,738,894	2,710,222	80,460,488
Shares repurchased	(1,629,338)	(46,676,448)	(3,099,840)	(91,692,949)
Net increase (decrease)	394,620	$11,062,446	(389,618)	$(11,232,461)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	304,529	$8,751,086	1,023,222	$30,306,021
Shares issued in connection with
reinvestment of distributions	147,170	4,164,940	149,941	4,521,382
	451,699	12,916,026	1,173,163	34,827,403
Shares repurchased	(257,356)	(7,403,427)	(980,149)	(29,103,475)
Net increase	194,343	$5,512,599	193,014	$5,723,928

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	110,366	$3,215,533	410,707	$12,538,171
Shares issued in connection with
reinvestment of distributions	83,327	2,383,153	166,756	5,074,836
	193,693	5,598,686	577,463	17,613,007
Shares repurchased	(579,598)	(16,425,871)	(1,606,699)	(48,110,803)
Net decrease	(385,905)	$(10,827,185)	(1,029,236)	$(30,497,796)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	20,114,558	$583,562,992	34,976,779	$1,053,366,716
Shares issued in connection with
reinvestment of distributions	5,134,352	146,823,495	5,088,369	154,645,605
	25,248,910	730,386,487	40,065,148	1,208,012,321
Shares repurchased	(15,425,372)	(449,689,684)	(22,964,031)	(693,605,107)
Net increase	9,823,538	$280,696,803	17,101,117	$514,407,214

Large Cap Value Fund 29

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	52,547,015	$1,519,686,649	83,044,102	$2,493,914,966
Shares issued in connection with
reinvestment of distributions	11,876,759	339,510,124	10,667,046	324,107,764
	64,423,774	1,859,196,773	93,711,148	2,818,022,730
Shares repurchased	(28,788,520)	(835,149,136)	(49,353,175)	(1,470,239,106)
Redemption in kind	—	—	(296,594)	(8,592,340)
Net increase	35,635,254	$1,024,047,637	44,061,379	$1,339,191,284

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

							Change in
							unrealized	Shares
	Fair value as			Investment	Capital gain	Realized gain	appreciation	outstanding as	Fair value as
Name of affiliate	of 10/31/22	Purchase cost	Sale proceeds	income	distributions	(loss)	(depreciation)	of 4/30/23	of 4/30/23
Short-term investments
Putnam Cash Collateral Pool, LLC*	$67,018,980	$452,533,828	$489,062,111	$1,270,648	$—	$—	$—	30,490,697	$30,490,697
Putnam Short Term Investment Fund**	173,670,594	131,151,539	144,781,340	3,806,540	—	—	—	160,040,793	160,040,793
Total Short-term investments	240,689,574	583,685,367	633,843,451	5,077,188	—	—	—		190,531,490
Common stocks†
Financials
Assured Guaranty, Ltd.‡	219,513,573	—	47,604,052	1,724,170	—	19,428,648	(32,976,045)	—	—
Total Common stocks	219,513,573	—	47,604,052	1,724,170	—	19,428,648	(32,976,045)		—
Totals	$460,203,147	$583,685,367	$681,447,503	$6,801,358	$—	$7,496,753	$6,023,355		$190,531,490

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

† Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

‡ Security was not in affiliation as of the end of the reporting period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

30 Large Cap Value Fund	Large Cap Value Fund 31

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$1,206,800,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange
contracts	Receivables	$—	Payables	$48,512,968
Receivables, Net
assets — Unrealized
Equity contracts	appreciation	78,937*	Payables	—
Total		$78,937		$48,512,968

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging		Forward currency
instruments under ASC 815	Futures	contracts	Total
Foreign exchange contracts	$—	$(34,084,040)	$(34,084,040)
Equity contracts	10,110,643	—	$10,110,643
Total	$10,110,643	$(34,084,040)	$(23,973,397)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as hedging		Forward currency
instruments under ASC 815	Futures	contracts	Total
Foreign exchange contracts	$—	$(62,057,516)	$(62,057,516)
Equity contracts	(5,544,383)	—	$(5,544,383)
Total	$(5,544,383)	$(62,057,516)	$(67,601,899)

32 Large Cap Value Fund

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Large Cap Value Fund 33

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Bank PLC	Barclays Capital, Inc.	BofA Securities, Inc.	BNP Paribas Securities Corp.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts§	$—	$—	$85,137	$—	$—	$—	$—	$—	$—	$—	$—	$—	$85,137
Forward currency contracts#	—	—	—	—	—	—	—	—	—	—	—	—	—
Repurchase agreements **	—	50,000,000	—	53,746,000	—	—	—	—	—	—	—	—	103,746,000
Total Assets	$—	$50,000,000	$85,137	$53,746,000	$—	$—	$—	$—	$—	$—	$—	$—	$103,831,137
Liabilities:
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency contracts#	8,674,363	—	—	—	11,165,707	2,409,036	1,180,197	8,443,125	1,468,052	7,203,604	4,551,325	3,417,559	48,512,968
Total Liabilities	$8,674,363	$—	$—	$—	$11,165,707	$2,409,036	$1,180,197	$8,443,125	$1,468,052	$7,203,604	$4,551,325	$3,417,559	$48,512,968
Total Financial and Derivative Net Assets	$(8,674,363)	$50,000,000	$85,137	$53,746,000	$(11,165,707)	$(2,409,036)	$(1,180,197)	$(8,443,125)	$(1,468,052)	$(7,203,604)	$(4,551,325)	$(3,417,559)	$55,318,169
Total collateral received (pledged)†##	$(7,285,497)	$50,000,000	$—	$53,746,000	$(9,625,006)	$(2,409,036)	$(990,908)	$(8,178,862)	$(1,238,298)	$(6,611,770)	$(4,551,325)	$—
Net amount	$(1,388,866)	$—	$85,137	$—	$(1,540,701)	$—	$(189,289)	$(264,263)	$(229,754)	$(591,834)	$—	$(3,417,559)
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$51,095,062	$—	$54,842,848	$—	$—	$—	$—	$—	$—	$—	$—	$105,937,910
Collateral (pledged) (including
TBA commitments)**	$(7,285,497)	$—	$—	$—	$(9,625,006)	$(2,478,783)	$(990,908)	$(8,178,862)	$(1,238,298)	$(6,611,770)	$(4,596,031)	$—	$(41,005,155)

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to no monies.

Note 9: Subsequent event

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. Therefore, the Board of Trustees of the Putnam Funds will be asked to approve a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable). If approved by the Board of Trustees, the new investment management contract will be presented to the shareholders of each Putnam Fund for their approval.

34 Large Cap Value Fund	Large Cap Value Fund 35

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

36 Large Cap Value Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Large Cap Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

SA020 333689 6/23

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Large Cap Value Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2023